PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost
Buildings	$5,178,450	$5,179,324
Furniture, fixtures and equipment	905,319	898,038
Leasehold improvements	829,706	755,804
Plant and gaming machinery	207,314	225,146
Transportation	97,132	87,281
Construction in progress	1,030,203	652,662

Sub-total	8,248,124	7,798,255
Less: accumulated depreciation and amortization	(2,517,364)	(2,142,432)

Property and equipment, net	$5,730,760	$5,655,823

As of December 31, 2017 and 2016, construction in progress in relation to City of Dreams, Studio City and City of Dreams Manila included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $135,200 and $88,607, respectively.

The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements were $237,335 and $39,214 as of December 31, 2017 and $237,858 and $26,438 as of December 31, 2016, respectively. Further information of the lease arrangements is included in Note 12.